Supplementary Financial Information (Narrative) (Details) - USD ($) $ in Millions	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2015	Jun. 30, 2014	Jun. 30, 2015	Jun. 30, 2014	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Mar. 31, 2014
Supplemental Financial Information [Line Items]
Face value of life insurance policies					$ 167	$ 159
Net cash surrender values					76	71
Unbilled revenue	$ 192		$ 192		$ 182	$ 180
Depreciation expense as percentage of average depreciable property					3.60%	3.70%	3.90%
Aggregate amortization expenses	16	$ 14	32	$ 28	$ 58	$ 53	$ 53
Goodwill	$ 4,064		$ 4,064		4,064	4,064
Uncertain tax positions related to timing of recognition					$ 3	$ 51
Increase (Decrease) in liability for deferred income taxes								$ 16
Reversal of accrued interest and tax								2
Reversal of accrued interest and tax after tax								$ 1
Sales [Member] | TCEH [Member]
Supplemental Financial Information [Line Items]
Concentration Risk Percentage	24.00%	25.00%	24.00%	25.00%	25.00%	27.00%	29.00%
Sales [Member] | Nonaffiliated REP [Member]
Supplemental Financial Information [Line Items]
Concentration Risk Percentage	15.00%	16.00%	16.00%	16.00%	16.00%	15.00%	15.00%
Nonaffiliated Trade Accounts Receivable [Member] | Nonaffiliated REP [Member]
Supplemental Financial Information [Line Items]
Concentration Risk Percentage			13.00%		12.00%	12.00%
Land Easements [Member]
Supplemental Financial Information [Line Items]
Weighted average remaining useful life					85 years
Capitalized Software [Member]
Supplemental Financial Information [Line Items]
Weighted average remaining useful life					3 years
Bondco Exposure [Member]
Supplemental Financial Information [Line Items]
Exposure amount					$ 16	$ 16